GOVERNMENT GRANTS (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF GOVERNMENT GRANTS
	December 31, 2025	December 31, 2024
Short term liability at year end	202	177
Total	202	177